COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Mar. 12, 2021 CAD ($)	Mar. 12, 2021 USD ($)
Disclosure of commitments and contingencies
Contractual commitments	$ 12.1
Contractual commitments for acquisition of property plant and equipment bonds authorised to issue			$ 149.8	$ 104.0
Acquisitions of investment properties located in palmetto georgia on november 12 2020 and in locust grove georgia on march 12 2021
Disclosure of commitments and contingencies
Contractual commitments for acquisition of property plant and equipment bonds issued			$ 139.9	$ 97.1
Bonds issued outstanding	$ 75.8	$ 52.6